Consolidated Statement of Profit/(Loss) of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue from collaboration agreements	€ 53,997	€ 172,831	€ 34,763
Research and development expenses	(118,663)	(106,779)	(87,574)
General and administrative expenses	(38,198)	(36,124)	(33,808)
Other income	1,139	26	325
Operating result	(101,725)	29,954	(86,294)
Change in fair value of liabilities for warrants	(2,079)	10,945	(10,990)
Other financial income	13,850	9,416	5,675
Other financial expenses	(7,040)	(8,279)	(1,726)
Financial result	4,731	12,082	(7,041)
Profit/(loss) before taxes	(96,994)	42,036	(93,335)
Taxes on income	0	(4,522)	0
Net profit/(loss)	€ (96,994)	€ 37,514	€ (93,335)
Net profit/(loss) per share:
Basic	€ (1.2)	€ 0.56	€ (1.48)
Diluted	€ (1.2)	€ 0.55	€ (1.48)